RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS
Schedule of related party balances and transactions

	As of
	December 31, 2025	June 30, 2026
	(Audited)	(Unaudited)
Due from related parties:
Betters Medical Investment Holdings Limited	2,987	2,942
Total	$2,987	$2,942
Due to related parties:
Quan Qiu	$149,860	149,860
Betters Medical Investment Holdings Limited (1)	$4,738,429	$3,390,997
Total	$4,888,289	$3,540,857
(1)	Betters Medical Investment Holdings Limited is a related party of the Company under common control. The nature of the balance is mainly the listing expenses paid by Betters Medical Investment Holdings Limited on behalf of the Company.

		For the six months ended June 30,
		2025	2026
Name of Related Party	Nature	(Unaudited)	(Unaudited)
Betters Medical Investment Holdings Limited	Proceeds of Interest-free advances for operation from a related party	$678,431	$179,201
Betters Medical Investment Holdings Limited	Repayment of Interest-free advances for operation to a related party	(117,905)	(1,659,767)
Betters Medical Investment Holdings Limited	Interest-free advances for listing expenses	159,158	—
Total		$719,684	$(1,480,566)